General (Details) $ in Thousands		1 Months Ended
	Apr. 16, 2019	Apr. 30, 2019 USD ($)	Feb. 28, 2019	Sep. 30, 2019 USD ($) carrier
Property, Plant and Equipment [Line Items]
Term of charter			20 years
Contractual obligation | $		$ 1,300,000		$ 1,142,200
Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other				10
Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers operated by other				3
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated				12
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated				18
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated				1
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated				8
LNG Carrier | FLNG
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated				1
LNG Carrier | FLNG | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated				1
Gimi MS | FLNG
Property, Plant and Equipment [Line Items]
Ownership percentage	30.00%
Long-term purchase commitment, percentage	30.00%
Gimi Conversion
Property, Plant and Equipment [Line Items]
Term of charter			20 years
Contractual obligation | $		1,300,000
Expected future revenues, net of operating costs | $		215,000
Long-term line of credit | $		$ 700,000
Gimi Conversion | Keppel Capital
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, percentage		30.00%
Gimi Conversion | Gimi $700 million facility
Property, Plant and Equipment [Line Items]
Long-term debt, term		7 years
Amortization term		12 years